Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (5,101,237)	$ (6,056,649)	$ (7,459,474)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of operating lease right-of-use lease assets	657,824	1,179,776	1,023,500
Depreciation and amortization	2,782,328	2,771,727	3,315,172
Loss from disposition of property, plant and equipment	227,323	1,075,490	15,306
Share-based compensation for services	466,044	1,114,857	1,243,385
Change in inventory reserve	681,884		246,281
(Reversal) allowance for credit losses	(258,432)	275,923	160,254
Deferred tax benefit	(640,476)	(597,241)	(658,595)
Warrants modification		239,308
Changes in operating assets and liabilities:
Accounts receivables	1,250,219	(1,060,171)	(109,090)
Accounts receivables-related parties	574,365	691,431	(272,301)
Inventories	(248,274)	(447,631)	268,593
Prepayments and other current assets	(120,272)	97,647	(3,113,841)
Advances to supplier- related party	51,278	189,395	(249,986)
Accounts payables	285,841	395,559	(62,237)
Accounts payables-related parties	22,501		(379,124)
Advance from customers	(80,247)	144,236	(18,989)
Taxes payable	(451,994)	(5,936)	(441,390)
Accrued expenses and other liabilities	71,869	423,456	34,381
Operating lease liabilities	396,544	382,649	(2,444,110)
Net cash provided by (used in) operating activities	567,088	813,826	(8,902,265)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,020,158)	(3,524,713)	(1,520,556)
Proceeds from disposition of property, plant and equipment	1,897,798	79,850	14,872
Proceeds upon maturity of short-term investments			50,330
Net cash provided by (used in) investing activities	877,640	(3,444,863)	(1,455,354)
Cash flows from financing activities:
Net proceeds from private placement	5,879,390	4,920,800
Adjustment relating to non-controlling interest			(26,245)
Net proceeds from exercise of warrants		329,480
Reverse split shares		(810)
Proceeds from short-term bank loans	693,000	899,600	483,000
Repayment of short-term bank loans	(900,900)	(887,000)	(160,000)
Proceeds from long-term bank loan		2,629,600
Repayment of long-term bank loans	(768,532)	(3,102,838)	(1,337,323)
Proceeds from (repayment of) related party loans	(499,696)	425,007	(25,796)
Net cash provided by (used in) financing activities	4,403,262	5,213,839	(1,066,364)
Effect of exchange rate changes on cash and cash equivalents	27,061	(109,676)	(698,581)
Net increase (decrease) in cash and cash equivalents	5,875,051	2,473,126	(12,122,564)
Cash and cash equivalents, beginning of year	6,956,434	4,483,308	16,605,872
Cash and cash equivalents, end of year	12,831,485	6,956,434	4,483,308
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash refunded for income tax			(2,593)
Cash paid for interest	200,150	294,628	396,517
Non-Cash Investing Activities
Liabilities (settled) incurred for purchase of property and equipment	(62,287)	7,301	(8,167)
Prepaid share-based compensation for services			315,917
Issuance shares and warrants for long term investment	$ 19,000,000